Average Annual Total Returns - DWS Small Cap Core Fund	Class R6 before tax Class Inception	Class R6 before tax 1 Year	Class R6 before tax Since Inception	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax Since Inception	INST Class Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	INST Class Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	INST Class S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 1 Year	INST Class S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jun. 01, 2016	14.77%	10.51%	Jun. 01, 2016	14.72%	10.49%	19.96%	13.99%	11.29%	12.23%